Significant Accounting Policies - Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies - Recent Accounting Pronouncements [Abstract]
Significant Accounting Policies - Recent Accounting Pronouncements
2. Significant Accounting Policies – Recent Accounting Pronouncements

A discussion of the Company’s significant accounting policies and the recent accounting pronouncements can be found in the audited consolidated financial statements for the year ended December 31, 2024, as filed with the SEC as part of the 2024 Annual Report. There have been no material changes to these policies or pronouncements in the six-month period ended June 30, 2025, except as discussed below.

Recent Accounting Pronouncements - Not Yet Adopted

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets”. The amendments in this Update affect entities that apply the practical expedient when estimating expected credit losses on current accounts receivable and/or current contract assets arising from transactions under Topic 606, including those assets acquired in a transaction accounted for under Topic 805, Business Combinations. In developing reasonable and supportable forecasts as part of estimating expected credit losses, all entities may elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. The amendments are expected to provide decision-useful information to investors and other financial statement users while reducing the time and effort necessary to analyze and estimate credit losses for current accounts receivable and current contract assets. An entity that elects the practical expedient, should apply the amendments in this Update prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company is currently assessing the impact this standard will have on its consolidated financial statements and related disclosures.